8. Income Taxes (Details 1) (USD $)	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 148,927
Stock-based compensation	4,060
Total deferred tax assets	152,987
Deferred tax liabilities
Depreciation and amortization	(14,408)
Total deferred tax liabilities	(14,408)
Valuation allowance	(138,579)
Net Deferred Tax Asset	$ 0